APPENDIX I	UNITED STATES		  OMB APPROVAL
      SECURITIES AND EXCHANGE COMMISSION  OMB Number:   3235-0456
	Washington, D.C. 20549		  Expires: March 31, 2012
			                  Estimated average burden
			                  hours per response....... 2
	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1 . Name and address of issuer:
	Security Global Investors (Rydex | SGI)
	805 King Farm Boulevard, Suite 600
	Rockville, MD 20850


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/


3. Investment Company Act File Number:
	811-21261
     Securities Act File Number
	333-101625

4(a).  Last day of fiscal year for which this Form is filed:
	10/31/2010

4(b). Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the fiscal year).
       (See Instruction A.2)	N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be filing this Form.
		N/A


5.  Calculation of registration fee:
(i)	Aggregate sale price of securities sold during the fiscal year
	pursuant to section 24(f):  $2,624,744,250

(ii)	Aggregate price of securities redeemed or repurchased during the
	fiscal year:   $2,052,783,054

(iii)	Aggregate price of securities redeemed or repurchased
	during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0

(iv)	Total available redemption credits
	[add Item 5(ii) and 5(iii):
							$2,052,783,054

(v)	Net sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i) ]:          $571,961,196

(vi)	Redemption credits available for use in future years	  $0
	- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
	Instruction C.9):	X	   $0.00011610

(viii)	Registration fee due [multiply Item 5(v) by Item
	 5(vii)] (enter O if no fee is due):	=	$66,404.69


6. Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:   N/A        . If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:     NA    .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
		+	$0

8. Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:
		=	$66,404.69



9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

1.27.11 FED REF # 20110126J1B7841C001130

Method of Delivery:
	Wire Transfer	X
	Mail or other means





	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*	 /S/ Nick Bonos
	Nick Bonos, Treasurer

Date  January 27, 2011

	*Please print the name and title of the signing officer below the signature.